State Street SPDR Portfolio Ultra Short T-Bill Index ETF Expense Example - State Street SPDR Portfolio Ultra Short T-Bill Index ETF - State Street SPDR Portfolio Ultra Short T-Bill Index ETF	Jun. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 5
Expense Example, with Redemption, 3 Years	16
Expense Example, with Redemption, 5 Years	28
Expense Example, with Redemption, 10 Years	$ 64